Fee for Unconventional Gas Wells (Detail) (USD $)	6 Months Ended
	Jun. 30, 2013
Less than $2.25
Unconventional Gas Wells [Line Items]
Year One	$ 40,000	[1]
Year Two	30,000	[1]
Year Three	25,000	[1]
Year 4 - 10	10,000	[1]
Year 11 - 15	5,000	[1]
$2.26 - $2.99
Unconventional Gas Wells [Line Items]
Year One	45,000	[1]
Year Two	35,000	[1]
Year Three	30,000	[1]
Year 4 - 10	15,000	[1]
Year 11 - 15	5,000	[1]
$3.00 - $4.99
Unconventional Gas Wells [Line Items]
Year One	50,000	[1]
Year Two	40,000	[1]
Year Three	30,000	[1]
Year 4 - 10	20,000	[1]
Year 11 - 15	10,000	[1]
$5.00 - $5.99
Unconventional Gas Wells [Line Items]
Year One	55,000	[1]
Year Two	45,000	[1]
Year Three	40,000	[1]
Year 4 - 10	20,000	[1]
Year 11 - 15	10,000	[1]
More than $5.99
Unconventional Gas Wells [Line Items]
Year One	60,000	[1]
Year Two	55,000	[1]
Year Three	50,000	[1]
Year 4 - 10	20,000	[1]
Year 11 - 15	$ 10,000	[1]

[1]	Pricing utilized for determining annual fee is based on the arithmetic mean of the NYMEX settled price for the near-month contract as reported by the Wall Street Journal for the last trading day of each month of a calendar year for the 12-month period ending December 31.